ORGANIZATION AND PRINCIPAL ACTIVITIES - Details of History of the Group (Details) - shareholder	1 Months Ended
	Nov. 30, 2014	Mar. 31, 2008	Jun. 30, 2007
Details of History of the Group
Number of founding shareholders		5
Ezbuy
Details of History of the Group
Number of founding shareholders	5
Light In The Box
Details of History of the Group
Number of founding shareholders			5